Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)
Cash flows from operating activities
Profit for the period	€ 90.4	€ 130.6
Adjustments for:
Exceptional items	40.6	6.3
Share based payments expense	15.5	3.9
Depreciation and amortization	45.6	43.2
Loss on disposal of property, plant and equipment	0.6	0.2
Net finance costs	64.3	30.7
Taxation	20.6	39.7
Operating cash flow before changes in working capital, provisions and exceptional items	277.6	254.6
Increase in inventories	(25.5)	(75.8)
Increase in trade and other receivables	(43.4)	(88.6)
Increase in trade and other payables	1.9	38.5
(Decrease)/increase in employee benefits and other provisions	(1.3)	0.1
Cash generated from operations before tax and exceptional items	209.3	128.8
Payments relating to exceptional items	(30.2)	(28.7)
Tax paid	(30.3)	(24.8)
Net cash generated from operating activities	148.8	75.3
Cash flows from investing activities
Purchase of subsidiaries, net of cash acquired	0.0	0.6
Purchase of property, plant and equipment and intangibles	(40.0)	(33.9)
Interest received	2.7	0.0
Redemption of investments	0.3	0.0
Cash used in investing activities	(37.0)	(33.3)
Cash flows from financing activities
Repurchase of ordinary shares	(52.6)	(26.8)
Issuance of new loan principal	6.0	0.0
Repayment of loan principal	0.0	(8.7)
Payments related to shares withheld for taxes	6.3	0.7
Payment of lease liabilities	(14.0)	(12.4)
Payment of financing fees	(0.6)	0.0
Interest paid	(51.4)	(25.9)
Other financing cash flows	0.0	0.8
Net cash used in financing activities	(118.9)	(73.7)
Net decrease in cash and cash equivalents	(7.1)	(31.7)
Cash and cash equivalents at beginning of period	354.7
Cash and cash equivalents at beginning of period	369.7	254.2
Effect of exchange rate fluctuations	(5.0)	(1.5)
Cash and cash equivalents at end of period	€ 354.7	€ 221.0